Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss Per Share [Abstract]
Net Loss per Share

14. Net Loss per Share

The following table sets forth the computation of basic and diluted loss per share:

	Three Months Ended
	March 31,
	2026	2025
Numerator:
Net loss	$(4,351)	$(4,998)
Less: Cumulative preferred dividends	(1,350)	(1,238)
Net loss attributable to common stockholders, basic and diluted	$(5,701)	(6,236)

Denominator:
Weighted-average Class A Common Stock and pre-funded warrants outstanding, basic and diluted	68,934,960	21,326,609
Net loss per share attributable to common stockholders, basic and diluted	$(0.08)	$(0.29)

Included within weighted average shares of common stock outstanding for the quarter ended March 31, 2026 27,053,850 shares of Class A Common Stock issuable upon the exercise of the pre-funded warrants, respectively. The pre-funded warrants are exercisable at any time for nominal consideration, and as such, the shares are considered outstanding for the purpose of calculating basic and diluted net loss per share (See Note 9).

The Company’s potentially dilutive securities below, presented based on amounts outstanding at each period end, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of shares of Class A Common Stock outstanding noted above used to calculate both basic and diluted net loss per share attributable to stockholders of Class A Common Stock for these periods is the same.

	Three Months Ended
	March 31,
	2026	2025
Stock options	3,094,473	2,295,904
Series A Preferred Stock (as converted to Class A Common Stock)	3,588,406	3,588,406
Publicly Traded Warrants	14,166,666	14,166,666
Shortfall Warrants	1,135,499	3,209,511
Term Loan Warrants	3,500,000	2,750,000
September 2025 Offering Warrants	5,868,336	-
October 2025 Offering Warrants	9,248,136	-
Series A Warrants & February 2026 Placement Agent Warrants	123,750,000	-

17. Net Loss per Share

The following table sets forth the computation of basic and diluted loss per share:

	Year Ended
	December 31,
	2025	2024
Numerator:
Net loss	$(23,756)	$(20,795)
Less: Induced conversion of Series A Preferred Stock into Class A Common Stock	-	(1,162)
Less: Deemed dividend on waiver of restriction on Class A Common Stock	-	(495)
Less: Cumulative preferred dividends	(4,906)	(5,521)
Net loss attributable to common stockholders, basic and diluted	$(28,662)	(27,973)

Denominator:
Weighted-average Class A Common Stock outstanding, basic and diluted	23,259,598	18,790,448
Net loss per share attributable to common stockholders, basic and diluted	$(1.23)	$(1.49)

The Company’s potentially dilutive securities below, presented based on amounts outstanding at each period end, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of shares of Class A Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to stockholders of Class A Common Stock for these periods is the same.

	Year Ended
	December 31,
	2025	2024
Stock options	2,260,934	2,214,769
Series A Preferred Stock (as converted to Class A Common Stock)	3,588,406	3,588,406
Publicly traded warrants	14,166,666	14,166,666
Shortfall Warrants	1,135,499	3,209,511
Term Loan Warrants	3,500,000	2,000,000
September 2025 Offering Warrants	5,868,336	-
October 2025 Offering Warrants	9,248,136	-